ACCOUNTS RECEIVABLE, NET	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

As of December 31,
2022
Accounts receivable	51,546
Allowance for doubtful accounts	-
Accounts receivable, net	51,546